As filed with the Securities and Exchange Commission on November 9, 2009

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07737

                               THE PURISIMA FUNDS
                               ------------------
               (Exact name of registrant as specified in charter)

                               13100 SKYLINE BLVD.
                           WOODSIDE, CALIFORNIA 94062
                           --------------------------
               (Address of principal executive offices) (Zip code)

                        U. S. BANCORP FUND SERVICES, LLC
                       2020 EAST FINANCIAL WAY, SUITE 100
                           GLENDORA, CALIFORNIA 91741
                           --------------------------
                     (Name and address of agent for service)

                                 (650) 851-3334
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31
                         ---------

Date of reporting period:  AUGUST 31, 2009
                           ---------------

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ITEM 1. REPORTS TO STOCKHOLDERS.


THE PURISIMA FUNDS

Annual Report
August 31, 2009
The Purisima Total Return Fund
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TABLE OF CONTENTS

A Letter to Our Shareholders                                                   2

Performance Summary                                                            5

Sector Breakdown                                                               6

Expense Example                                                                6

Schedule of Investments                                                        8

Statement of Assets and Liabilities                                           15

Statement of Operations                                                       16

Statement of Changes in Net Assets                                            17

Financial Highlights                                                          18

Notes to Financial Statements                                                 19

Report of Independent Registered Public Accounting Firm                       27

Other Information                                                             28

Trustees and Officer Information                                              30

Privacy Notice                                                                34
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INVESTMENT OBJECTIVES

PURISIMA TOTAL RETURN FUND
Seeks to provide investors with a high level of total return by considering both domestic and foreign securities.

EACH FUND RESERVES THE RIGHT TO REJECT ANY ORDER FOR THE PURCHASE OF ITS SHARES OR TO LIMIT OR SUSPEND, WITHOUT PRIOR NOTICE, THE OFFERING OF ITS SHARES. THE REQUIRED MINIMUM INVESTMENTS MAY BE WAIVED IN THE CASE OF CERTAIN QUALIFIED RETIREMENT PLANS. THE FUNDS WILL NOT ACCEPT YOUR ACCOUNT IF YOU ARE INVESTING FOR ANOTHER PERSON AS ATTORNEY-IN-FACT. THE FUNDS ALSO WILL NOT ACCEPT ACCOUNTS WITH A "POWER OF ATTORNEY" IN THE REGISTRATION SECTION OF THE PURCHASE APPLICATION.


                                                                               1
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A LETTER TO OUR SHAREHOLDERS

Welcome to the annual report for the Purisima Total Return Fund for the 12-month period ending August 31, 2009. The primary investment objective of the Fund is achieving high total return for shareholders.

MARKET REVIEW AND OUTLOOK

Global equities finished the period down, with the MSCI World Index falling -17.21%. Although the year was disappointing, recent market activity has been much more encouraging. Looking forward, we believe remaining fully invested in equities is the proper portfolio positioning.

In our view, March 9, 2009 marked the beginning of a new bull market. From the March 9th low through August, global markets climbed nearly 60%. However, market recovery won't be a smooth path upward. Minor pullbacks are quite normal parts of a larger upward trend.

In many ways, the rally since March 9th has unfolded in typical new bull market fashion. The initial bounce off the bottom of a bear market is usually exceptionally strong, and the sectors and regions beaten down most in the final stages of the bear generally lead in the bull's beginning. Financials, Materials, Industrials, Information Technology, and Consumer Discretionary--the hardest hit sectors at the tail end of this bear market--have indeed performed best during the upswing. Similarly, Emerging Markets stocks have outpaced developed markets by a wide margin thus far during the recovery.

Although economies show signs of improvement globally, economic data have been far from stellar. But a rising market does not require strong economic data--markets discount future conditions, not backward-looking economic releases. Thus, we expect stocks to continue moving higher in the second half of the year--albeit with volatility and pullbacks along the way--as eventual economic recovery becomes reflected in share prices, even if official data remain weak for some time.

Global monetary and fiscal stimulus continues to grow and is bullish. Yet massive amounts of already approved fiscal stimulus have yet to be deployed. The US, for instance, has disbursed only a fraction of its $787 billion stimulus plan by some accounts. China's similarly huge stimulus package has been put to work more quickly and efficiently, which bodes well for China leading the world out of recession.

Capital markets are demonstrating encouraging signs of normality. Global credit markets have eased considerably from last year's severe dysfunction. Many interbank lending rates have dropped to their lowest levels on record, credit spreads have narrowed, and firms with strong credit ratings are issuing debt at or below pre-crisis interest rates.

Among pessimists' many concerns is massive money creation worldwide will soon lead to explosive inflation. In our view, higher inflation won't become an actionable risk for at least a couple years, and even then, a problematic inflation level is far from inevitable. Today, central bankers are rightly providing liquidity in an effort to stave off deflationary forces and bolster financial institution balance sheets. Inflation is highly unlikely until a more robust economic recovery causes money velocity to reaccelerate and manufacturing and labor capacity to be more fully utilized. Then will be the time to closely monitor central banks' monetary "exit strategy," but no sooner.


2
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FUND POSITIONING

Recession is retreating in many areas of the world. In particular, emerging markets look poised to resume robust growth and will likely drive global expansion going forward. As investors increasingly gain faith in the economic recovery, we expect stocks to continue to benefit. Thus, we remain fully invested in equities in an attempt to capture expected stock market gains.

For the 12-month period ending August 31, 2009, the Fund slightly underperformed the MSCI World Index benchmark, returning -17.37%. In aggregate, country positioning benefited return relative to the benchmark. The Fund's underweight to the US and overweights to Switzerland and Germany helped portfolio returns, while underweights to the UK and Sweden detracted from returns.

Sector positioning also had a slight positive impact on relative returns. The Fund's overweight to Telecommunication Services and Information Technology contributed positively to returns. An underweight to Utilities also helped returns. Underweights to Financials and Consumer Discretionary and an overweight to Industrials detracted from returns.

Stock selection in aggregate detracted from the Fund's returns. Stock selection in Financials, Consumer Staples, and Health Care boosted returns, while stock selection in Energy, Industrials, and Materials hurt returns.

CLOSING REMARKS

Although we are highly encouraged by recent market activity, the recovery will not be without volatility. Nevertheless, we think remaining positioned for what we anticipate will be an overall positive market is the best course ahead.

Thank you for your continued interest and support.

Sincerely,

/S/ KENNETH L. FISHER
---------------------
Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments

OPINIONS EXPRESSED ABOVE ARE THOSE OF KENNETH L. FISHER AND ARE SUBJECT TO CHANGE, ARE NOT GUARANTEED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

MUTUAL FUND INVESTING INVOLVES RISK OF LOSS. PRINCIPAL LOSS IS POSSIBLE. THE FUND MAY USE SHORT SALES OF SECURITIES, WHICH INVOLVE THE RISK THAT LOSSES MAY EXCEED THE ORIGINAL AMOUNT INVESTED. FOREIGN INVESTING INVOLVES SPECIAL RISKS, INCLUDING A GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS.


                                                                               3
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SMALL- AND MEDIUM-CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND
GREATER PRICE VOLATILITY THAN LARGE CAPITALIZATION COMPANIES. GROWTH STOCKS TYPICALLY ARE MORE VOLATILE THAN VALUE STOCKS; HOWEVER, VALUE STOCKS HAVE A LOWER EXPECTED GROWTH RATE IN EARNINGS AND SALES. INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS GREATER FOR LONGER-TERM DEBT SECURITIES.

The MSCI World Index is a broad-based unmanaged capitalization-weighted stock index designed to measure global developed market equity performance. It consists of 23 developed market country indices. One cannot invest directly in an index.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

FISHER INVESTMENTS IS THE ADVISER TO THE PURISIMA FUNDS. THE PURISIMA FUNDS ARE DISTRIBUTED BY QUASAR DISTRIBUTORS, LLC 09/09

4
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PERFORMANCE SUMMARY
FOR YEAR ENDED AUGUST 31, 2009

PURISIMA TOTAL RETURN FUND
GROWTH OF $10,000
PURISIMA TOTAL RETURN FUND CUMULATIVE TOTAL RETURN VERSUS MSCI WORLD INDEX $10,000 INVESTED FROM 9/1/99 TO 8/31/09*

[The following table was represented as a line chart in the printed material.]

                                       Total           MSCI World
                                      Return              Index
                                      ------              -----
                    9/1/1999          10,000             10,000
                   2/29/2000          10,971             10,936
                   8/31/2000          11,264             11,312
                   2/28/2001          10,841              9,374
                   2/28/2002          11,198              8,031
                   8/31/2002           9,256              6,989
                   2/28/2003           8,216              6,377
                   8/31/2003          10,202              7,752
                   2/29/2004          11,774              9,206
                   8/31/2004          11,091              8,963
                   2/28/2005          12,542             10,309
                   8/31/2005          12,777             10,586
                   2/28/2006          14,282             11,675
                   8/31/2006          14,636             12,255
                   2/28/2007          15,709             13,527
                   8/31/2007          16,924             14,335
                   2/29/2008          16,197             13,455
                   8/31/2008          14,936             12,605
                   2/28/2009           8,139              7,115
                   8/31/2009          12,342             10,435

               PURISIMA TOTAL RETURN FUND
               ONE-YEAR
                 Average Annual Total Return(2)**        -17.37%
               FIVE-YEAR
                 Average Annual Total Return(2)**          2.16%
               TEN-YEAR
                 Cumulative Total Return(1)**             23.42%
                 Average Annual Total Return(2)**          2.13%

               MSCI WORLD INDEX*
               ONE-YEAR
                 Average Annual Total Return(2)**        -17.21%
               FIVE-YEAR
                  Average Annual Total Return(2)**         3.09%
               TEN-YEAR
                  Cumulative Total Return(1)**             4.35%
                  Average Annual Total Return(2)**         0.43%

PLEASE NOTE PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL FLUCTUATE, AND INVESTORS MAY EXPERIENCE A GAIN OR LOSS WHEN THEY SELL THEIR SHARES. TO OBTAIN A PROSPECTUS ON THE PURISIMA FUNDS PLEASE CALL 1-800-841-0199. THE PROSPECTUS CONTAINS MORE INFORMATION, INCLUDING THE POLITICAL, ECONOMIC, CURRENCY RISKS AND POTENTIAL VOLATILITY OF FOREIGN INVESTING. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.
(1) Cumulative total return measures the change in value of an investment over the periods indicated and reflects all fund fees and expenses.
(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and reflects all fund fees and expenses. Average annual total return and cumulative total return for the one-year period would be identical.
* The MSCI World Index is an unmanaged global stock index comprised of various world stock markets, including the U.S. The total return of a $10,000 investment includes all expenses.
** The total returns shown do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. The total return reflects the rate an investment would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.


                                                                               5
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SECTOR BREAKDOWN(1) (UNAUDITED)

                           PURISIMA TOTAL RETURN FUND
--------------------------------------------------------------------------------
            Energy                                           15.5%
            Information Technology                           15.4%
            Industrials                                      13.3%
            Financials                                       13.2%
            Materials                                        12.6%
            Consumer Discretionary                           11.0%
            Consumer Staples                                  6.6%
            Health Care                                       5.8%
            Telecommunication Services                        3.8%
            Utilities                                         1.8%
            Mutual Fund                                       1.0%
--------------------------------------------------------------------------------
            Total                                           100.0%

----------
(1)  Percentage of Total Investments as of August 31, 2009.

IMPORTANT INFORMATION

The following disclosure provides important information regarding the Fund's Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from March 1, 2009 to August 31, 2009 for the Total Return Fund.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


6
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HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                        ACTUAL     HYPOTHETICAL PERFORMANCE
PURISIMA TOTAL RETURN FUND          PERFORMANCE    (5% RETURN BEFORE EXPENSES)
--------------------------------------------------------------------------------
Beginning Account Value (03/01/09)  $   1,000.00            $ 1,000.00
Ending Account Value (08/31/09)     $   1,516.30            $ 1,017.64
Expenses Paid During Period(1)      $       9.51            $     7.63
--------------------------------------------------------------------------------

----------
(1) Expenses are equal to the Fund's expense ratio for the six month period of 1.50% for the Total Return Fund multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


                                                                               7
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PURISIMA TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2009

SHARES OR PRINCIPAL VALUE                                               VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 98.6%
AUSTRALIA: 1.7%
  101,000        BHP Billiton, Ltd. - ADR                          $   6,292,300
                                                                   -------------
BRAZIL: 3.7%
   10,800        Banco Bradesco SA                                       175,068
    5,527        Companhia Energetica de Minas Gerais - ADR               80,749
   15,300        Companhia Siderurgica Nacional SA - ADR                 399,177
   11,000        Empresa Brasileira de Aeronautica SA                    233,640
                   (Embraer) - ADR
   15,500        Gafisa SA                                               224,601
   25,800        Gerdau SA - ADR                                         303,150
  184,700        Petroleo Brasileiro SA - ADR                          7,321,508
  230,900        Vale SA - ADR                                         4,435,589
   40,200        Weg SA                                                  332,743
                                                                   -------------
                                                                      13,506,225
                                                                   -------------
CANADA: 1.0%
   72,500        EnCana Corporation                                    3,769,275
                                                                   -------------

CHINA: 2.9%
      450        Baidu.com - ADR (a)                                     148,527
  138,500        China Cosco Holdings Company, Ltd.                      167,799
    3,400        China Life Insurance Company, Ltd. - ADR                215,424
  174,200        China Mobile Hong Kong, Ltd. - ADR                    8,574,124
  162,000        China Oilfield Services, Ltd.                           141,507
    3,450        China Petroleum & Chemical Corporation -                289,627
                   ADR
    2,600        CNOOC, Ltd. - ADR                                       339,690
  366,000        Industrial & Commercial Bank Of China, Ltd.             249,810
   46,400        Weichai Power Company, Ltd.                             206,543
                                                                   -------------
                                                                      10,333,051
                                                                   -------------
CZECH REPUBLIC: 0.0%
    1,500        Cez AS                                                   78,350
                                                                   -------------

FINLAND: 1.2%
  296,400        Nokia Oyj - ADR                                       4,152,564
                                                                   -------------


8     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
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SHARES OR PRINCIPAL VALUE                                               VALUE
--------------------------------------------------------------------------------

FRANCE: 4.0%
   25,700        AXA                                               $     585,079
  173,550        AXA - ADR                                             3,969,089
   46,708        BNP Paribas SA                                        3,761,201
  104,708        Total SA - ADR                                        5,996,627
                                                                   -------------
                                                                      14,311,996
                                                                   -------------
GERMANY: 6.2%
  139,400        BASF AG - ADR                                         7,282,256
   17,600        E.ON AG                                                 744,582
  129,900        E.ON AG - ADR                                         5,501,265
  100,900        Siemens AG - ADR                                      8,762,156
                                                                   -------------
                                                                      22,290,259
                                                                   -------------
HONG KONG: 0.9%
  283,800        Cheung Kong Holdings, Ltd. - ADR                      3,363,030
                                                                   -------------

INDIA: 0.2%
    1,600        HDFC Bank, Ltd. - ADR                                   157,616
    5,400        ICICI Bank, Ltd. - ADR                                  164,808
    1,800        Reliance Industries, Ltd. - GDR 144A (a)                153,000
   11,100        Sterlite Industries India, Ltd. - ADR (a)               148,629
                                                                   -------------
                                                                         624,053
                                                                   -------------
INDONESIA: 0.3%
  264,500        Bank Rakyat Tbk PT                                      199,425
  964,400        Bumi Resources Tbk PT                                   277,456
  385,000        International Nickel Indonesia Tbk PT (a)               161,372
  456,500        Medco Energi Internasional Tbk PT                       132,466
    5,600        Telekomunikasi Indonesia Tbk PT - ADR                   182,168
                                                                   -------------
                                                                         952,887
                                                                   -------------
ISRAEL: 0.1%
    4,900        Teva Pharmaceutical Industries, Ltd. -
                   ADR                                                   252,350
                                                                   -------------
ITALY: 1.0%
  141,532        Intesa Sanpaolo SpA - ADR (a)                         3,683,314
                                                                   -------------

JAPAN: 5.4%
  156,700        Honda Motor Company, Ltd. - ADR                       4,909,411
  454,200        Mitsubishi UFJ Financial Group, Incorporated          2,879,628
                   - ADR
  283,800        Nomura Holdings, Incorporated                         2,510,128
  260,900        Panasonic Corporation - ADR                           4,156,137
   86,200        Sony Corporation                                      2,329,855
   57,500        Sumitomo Mitsui Financial Group,                      2,477,969
                   Incorporated
   48,400        Sumitomo Mitsui Financial Group,
                   Incorporated - ADR (a)                                206,184
                                                                   -------------
                                                                      19,469,312
                                                                   -------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.     9
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SHARES OR PRINCIPAL VALUE                                               VALUE
--------------------------------------------------------------------------------

MALAYSIA: 0.1%
   52,200        CIMB Group Holdings BHD                           $     147,491
  106,000        Genting BHD                                             201,073
  226,600        MMC Corporation BHD                                     151,217
                                                                   -------------
                                                                         499,781
                                                                   -------------
MEXICO: 1.5%
   99,500        America Movil SA de CV - ADR                          4,492,425
  221,308        Grupo Mexico SA de CV                                   320,670
   17,700        Industrias Penoles SA de CV                             274,495
   6,000         Wal-Mart De Mexico SA de CV - ADR                       211,500
                                                                   -------------
                                                                       5,299,090
                                                                   -------------
NETHERLANDS: 2.9%
  197,827        ING Groep NV - ADR                                    2,981,253
  264,400        Unilever NV - ADR                                     7,384,692
                                                                   -------------
                                                                      10,365,945
                                                                   -------------
NORWAY: 0.0%
        0        Statoil ASA                                                   5
                                                                   -------------
PHILIPPINES: 0.1%
    3,100        Philippine Long Distance Telephone - ADR                159,495
                                                                   -------------

POLAND: 0.1%
    1,900        Bank Pekao SA - GDR                                      97,107
      900        Bre Bank SA (a)                                          78,722
    2,800        KGHM Polska Miedz SA - GDR                              167,815
                                                                   -------------
                                                                         343,644
                                                                   -------------
RUSSIAN FEDERATION: 0.1%
    3,000        LUKOIL - ADR                                            147,750
   11,300        OAO Gazprom - Sponsored ADR                             238,272
                                                                   -------------
                                                                         386,022
                                                                   -------------
SOUTH AFRICA: 0.2%
    3,400        Anglo Platinum, Ltd. - ADR (a)                          301,716
   10,300        MTN Group Ltd.                                          168,809
    5,500        Sasol, Ltd. - ADR                                       207,845
                                                                   -------------
                                                                         678,370
                                                                   -------------
SOUTH KOREA: 0.7%
    7,000        Daewoo Securities Company, Ltd.                         128,633
    4,700        Daewoo Shipbuilding & Marine
                   Engineering Company, Ltd. - GDR                       150,391
    2,800        Hyundai Dept Store                                      214,333
    1,400        Hyundai Heavy Industries Company, Ltd.                  213,548
    2,800        KB Financial Group, Incorporated -                      114,156
                   ADR (a)
      800        Lotte Shopping Company                                  182,240


10    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
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SHARES OR PRINCIPAL VALUE                                               VALUE
--------------------------------------------------------------------------------

SOUTH KOREA: 0.7% (CONTINUED)
    3,425        POSCO - ADR                                       $     313,250
    1,250        Samsung Electronics Company, Ltd. -                     384,586
                   GDR 144A
      900        Samsung Fire & Marine Insurance Company                 161,422
    2,500        Samsung Securities Company, Ltd.                        149,732
    1,800        Shinhan Financial Group Company, Ltd. - ADR             117,576
    3,600        SK Energy Company, Ltd.                                 289,695
    2,400        Woori Finance Holdings Company, Ltd. -                   80,448
                   ADR (a)
    7,500        Woori Investment & Securities Company, Ltd.             105,092
                                                                   -------------
                                                                       2,605,102
                                                                   -------------
SPAIN: 2.1%
  495,675        Banco Santander Central Hispano SA - ADR              7,648,265
                                                                   -------------

SWITZERLAND: 9.7%
  321,800        Abb, Ltd - ADR                                        6,168,906
  166,800        Credit Suisse Group - ADR                             8,488,452
  168,050        Nestle SA                                             6,979,733
   48,400        Roche Holding AG                                      7,692,624
   44,306        Transocean, Ltd (a)                                   3,360,167
  133,833        UBS AG (a)                                            2,451,811
                                                                   -------------
                                                                      35,141,693
                                                                   -------------
TAIWAN: 0.3%
   35,480        Advanced Semiconductor Engineering,
                   Incorporated - ADR                124,180
   23,246        Asustek Computer Incorporated - GDR                     185,041
   46,519        Hon Hai Precision - GDR                                 316,327
   20,342        Siliconware Precision Industries, Ltd - ADR             128,155
   43,735        Taiwan Semiconductor Manufacturing
                    Company, Ltd. - ADR                                  467,964
                                                                   -------------
                                                                       1,221,667
                                                                   -------------
TURKEY: 0.0%
    6,800        Turkcell Iletisim Hizmet AS - ADR                       109,548
                                                                   -------------

UNITED KINGDOM: 2.7%
   13,003        Anglo American Plc                                      427,810
  170,000        Anglo American Plc - ADR                              2,752,300
   74,350        GlaxoSmithKline Plc - ADR                             2,907,085
   24,625        Rio Tinto Plc - ADR                                   3,820,815
                                                                   -------------
                                                                       9,908,010
                                                                   -------------


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SHARES OR PRINCIPAL VALUE                                               VALUE
--------------------------------------------------------------------------------

UNITED STATES: 49.5%
  147,150        Anadarko Petroleum Corporation                    $   7,779,820
  343,000        Applied Materials, Incorporated                       4,520,740
  139,200        Carnival Corporation                                  4,071,600
  120,500        Caterpillar, Incorporated                             5,459,855
  394,000        Cisco Systems, Incorporated (a)                       8,510,400
  155,500        Coach, Incorporated                                   4,399,095
  104,700        ConocoPhillips                                        4,714,641
   72,000        Devon Energy Corporation                              4,419,360
  119,500        Dover Corporation                                     4,133,505
  221,700        Electronic Arts, Incorporated (a)                     4,039,374
  352,550        EMC Corporation (a)                                   5,605,545
  133,000        Fortune Brands, Incorporated                          5,294,730
  125,300        Freeport-McMoRan Copper & Gold,                       7,891,394
                   Incorporated
  238,850        General Electric Company                              3,320,015
  151,900        Hewlett-Packard Company                               6,818,791
   89,900        Honeywell International, Incorporated                 3,304,724
  330,700        Intel Corporation                                     6,719,824
   94,000        Johnson & Johnson                                     5,681,360
  131,200        Merck & Co., Incorporated                             4,254,816
  269,600        Microsoft Corporation                                 6,645,640
  209,200        Nordstrom, Incorporated                               5,865,968
  102,700        Nucor Corporation                                     4,574,258
  131,700        Occidental Petroleum Corporation                      9,627,270
  336,400        Oracle Corporation                                    7,357,068
  129,500        PACCAR, Incorporated                                  4,684,015
   99,200        PPG Industries, Incorporated                          5,495,680
   69,225        Procter & Gamble Company                              3,745,765
  121,300        Schlumberger Ltd.                                     6,817,060
   85,900        Target Corporation                                    4,037,300
   24,766        Time Warner Cable, Incorporated                         914,361
   98,666        Time Warner, Incorporated                             2,753,768
   78,400        Union Pacific Corporation                             4,689,104
   92,900        United Technologies Corporation                       5,514,544
  100,900        Wal-Mart Stores, Incorporated                         5,132,783
                                                                   -------------
                                                                     178,794,173
                                                                   -------------
TOTAL COMMON STOCKS
  (Cost $366,976,792)                                                356,239,776
                                                                   -------------


12    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
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SHARES OR PRINCIPAL VALUE                                               VALUE
--------------------------------------------------------------------------------

PREFERRED STOCKS: 0.4%
BRAZIL: 0.4%
    3,100        Companhia de Bebidas das
                   Americas (AmBev) - ADR                          $     231,167
   27,225        Itau Unibanco Holding SA - ADR                          456,019
   34,000        Lojas Americanas SA                                     202,950
   27,100        Vale SA - ADR                                           466,391
                                                                   -------------
                                                                       1,356,527
                                                                   -------------
TOTAL PREFERRED STOCKS
  (Cost $1,396,559)                                                    1,356,527
                                                                   -------------
MUTUAL FUNDS: 0.9%
3,543,764        SEI Daily Income Trust Government Fund                3,543,764
                                                                   -------------
TOTAL MUTUAL FUNDS
  (Cost $3,543,764)                                                    3,543,764
                                                                   -------------
TOTAL INVESTMENTS
  (Cost $371,917,115): 99.9%                                         361,140,067
Other Assets in Excess of Liabilities: 0.1%                              243,161
                                                                   -------------
TOTAL NET ASSETS: 100.0%                                           $ 361,383,228
                                                                   =============

-------------
ADR - American depositary receipt.
GDR - Global Depository Receipt.
(a)  Non Income Producing.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    13
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INDUSTRY                                                     % OF NET ASSETS
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                         12.6%
Metals & Mining                                                      9.1%
Commercial Banks                                                     6.3%
Pharmaceuticals                                                      5.8%
Software                                                             5.0%
Machinery                                                            4.2%
Food Products                                                        4.0%
Capital Markets                                                      3.8%
Wireless Telecommunication Services                                  3.7%
Chemicals                                                            3.5%
Communications Equipment                                             3.5%
Computers & Peripherals                                              3.5%
Industrial Conglomerates                                             3.4%
Semiconductors & Semiconductor Equipment                             3.4%
Household Durables                                                   3.3%
Multiline Retail                                                     2.9%
Energy Equipment & Services                                          2.9%
Aerospace & Defense                                                  2.5%
Electric Utilities                                                   1.8%
Electrical Equipment                                                 1.7%
Food & Staples Retailing                                             1.5%
Insurance                                                            1.4%
Automobiles                                                          1.4%
Road & Rail                                                          1.3%
Textiles, Apparel & Luxury Goods                                     1.2%
Hotels, Restaurants & Leisure                                        1.2%
Household Products                                                   1.0%
Media                                                                1.0%
Real Estate Management & Development                                 0.9%
Diversified Financial Services                                       0.8%
Electronic Equipment & Instruments                                   0.2%
Beverages                                                            0.1%
Diversified Telecommunication Services                               0.1%
Marine                                                               0.0%
Internet Software & Services                                         0.0%
                                                                   ------
  TOTAL INVESTMENT IN SECURITIES                                    99.0%
Cash Equivalent                                                      0.9%
Other Assets in Excess of Liabilities                                0.1%
                                                                   ------
TOTAL NET ASSETS                                                   100.0%
                                                                   ======


14    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
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PURISIMA TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2009

ASSETS
  Investments at value (cost $371,917,115)                        $ 361,140,067
                                                                  =============
  Cash                                                                   12,968
  Receivables:
   Interest and dividends                                               759,569
   Fund shares sold                                                     205,703
  Prepaid expenses                                                       15,500
                                                                  -------------
  Total Assets                                                      362,133,807
                                                                  -------------
LIABILITIES
  Payable for fund shares redeemed                                       63,228
  Payable to the adviser (Note 3)                                       333,451
  Accrued distribution fees (Note 4)                                    198,333
  Accrued fund administration, fund accounting,
   transfer agent and custody fees                                       98,996
  Accrued expenses                                                       56,571
                                                                  -------------
  Total Liabilities                                                     750,579
                                                                  -------------
NET ASSETS                                                        $ 361,383,228
                                                                  =============
Number of shares issued and outstanding
  (unlimited shares authorized, $0.01 par value)                     22,248,130

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE    $       16.24
                                                                  =============

COMPONENTS OF NET ASSETS
  Paid-in capital                                                   396,545,618
  Undistributed net investment income                                 3,797,914
  Accumulated net realized loss on investments                      (28,187,965)
  Net unrealized depreciation on investments                        (10,777,048)
  Net unrealized appreciation on foreign currency                         4,709
                                                                  -------------
  NET ASSETS                                                      $ 361,383,228
                                                                  =============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    15
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PURISIMA TOTAL RETURN FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2009

INVESTMENT INCOME
  Dividend income(1)                                               $  8,845,612
  Interest income                                                        29,275
                                                                   ------------
  Total Investment Income                                             8,874,887
                                                                   ------------
EXPENSES
  Investment advisory fees (Note 3)                                   3,094,624
  Distribution fees (Note 4)                                            661,923
  Administration fees (Note 3)                                          254,121
  Transfer agent fees                                                   225,545
  Fund accounting fees                                                  103,100
  Miscellaneous expenses                                                101,893
  Custody fees                                                           94,925
  Registration fees                                                      32,858
  Audit fees                                                             31,890
  Reports to shareholders                                                29,545
  Legal fees                                                             26,786
  Trustees fees                                                          21,569
  Interest expense                                                          251
                                                                   ------------
  Total expenses before waiver and reimbursement                      4,679,030
  Waiver and reimbursement of expenses by adviser (Note 3)              (36,690)
                                                                   ------------
  Net expenses                                                        4,642,340
                                                                   ------------
   NET INVESTMENT INCOME                                              4,232,547
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                  (27,858,277)
  Net realized gain on foreign currency translation                      19,636
  Change in net unrealized appreciation/depreciation on             (59,951,134)
   investments
  Change in net unrealized appreciation/depreciation on                   7,326
                                                                   ------------
   foreign currency
   Net Realized and Unrealized Loss on Investments                  (87,782,449)
                                                                   ------------
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           $(83,549,902)
                                                                   ============

------------
(1) Net of $775,856 in foreign withholding taxes.


16    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
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PURISIMA TOTAL RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                 YEAR ENDED        YEAR ENDED
                                               AUGUST 31, 2009   AUGUST 31, 2008
                                               ---------------   ---------------
OPERATIONS
  Net investment income                          $   4,232,547    $   2,923,870
  Net realized gain (loss) on investments and
   foreign currency translation                    (27,838,641)      22,275,073
  Change in net unrealized appreciation/
   depreciation on investments                     (59,951,134)     (84,190,652)
  Change in net unrealized appreciation/
   depreciation on foreign currency                      7,326           (2,617)
                                                 -------------    -------------
   NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                                (83,549,902)     (58,994,326)
                                                 -------------    -------------
DISTRIBUTION TO SHAREHOLDERS
  From net investment income                        (2,541,948)      (1,298,261)
  From net realized gain on investments             (6,295,704)     (34,522,389)
                                                 -------------    -------------
   NET DECREASE IN NET ASSETS RESULTING
    FROM DISTRIBUTIONS PAID                         (8,837,652)     (35,820,650)
                                                 -------------    -------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                         45,738,924      118,169,093
  Proceeds from reinvestment of distributions        8,228,346       33,170,091
  Cost of shares redeemed                          (55,808,714)     (66,635,964)
                                                 -------------    -------------
   NET INCREASE (DECREASE) FROM CAPITAL
    SHARE TRANSACTIONS                              (1,841,444)      84,703,220
                                                 -------------    -------------
    TOTAL DECREASE IN NET ASSETS                   (94,228,998)     (10,111,756)
                                                 -------------    -------------
NET ASSETS
Beginning of year                                  455,612,226      465,723,982
                                                 -------------    -------------
End of year (includes undistributed net
  investment income of $3,797,914
  and $2,083,758 respectively)                   $ 361,383,228    $ 455,612,226
                                                 =============    =============
CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of year               22,500,371       18,784,710
                                                 -------------    -------------
Shares sold                                          3,274,955        5,193,681
Shares issued on reinvestment of                       620,071        1,428,514
distributions
Shares repurchased                                  (4,147,267)      (2,906,534)
                                                 -------------    -------------
Net increase (decrease) in capital shares             (252,241)       3,715,661
                                                 -------------    -------------
Shares Outstanding, end of year                     22,248,130       22,500,371
                                                 =============    =============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.    17
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PURISIMA TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR.

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Annual Report.

                                                                   YEAR ENDED AUGUST 31,
                                           -------------------------------------------------------------------
                                              2009          2008          2007           2006          2005
                                           ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of year         $    20.25    $    24.79    $    21.51     $    19.03    $    16.58
                                           ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.19          0.15          0.09           0.04          0.10
  Net realized and unrealized
   gain (loss) on investments                   (3.79)        (2.82)         3.27           2.72          2.42
                                           ----------    ----------    ----------     ----------    ----------
Total from investment operations                (3.60)        (2.67)         3.36           2.76          2.52
                                           ----------    ----------    ----------     ----------    ----------
LESS DISTRIBUTIONS:
  From net investment income                    (0.12)        (0.07)        (0.08)         (0.28)        (0.07)
  From net realized gain                        (0.29)        (1.80)           --             --            --
                                           ----------    ----------    ----------     ----------    ----------
Total distributions                             (0.41)        (1.87)        (0.08)         (0.28)        (0.07)
                                           ----------    ----------    ----------     ----------    ----------
Net asset value, end of year               $    16.24    $    20.25    $    24.79     $    21.51    $    19.03
                                           ==========    ==========    ==========     ==========    ==========
Total return                                   (17.37%)      (11.75%)       15.63%         14.54%        15.20%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (millions)       $    361.4    $    455.6    $    465.7     $    387.3    $    325.4
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses
   absorbed or recouped                          1.51%         1.41%         1.39%          1.49%         1.46%
  After fees waived and expenses
   absorbed or recouped                          1.50%         1.41%         1.39%          1.49%         1.49%
RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS #                        1.37%         0.61%         0.37%          0.21%         0.52%
Portfolio turnover rate                         22.04%        62.96%        16.38%         43.47%        16.68%

----------
# Net of fees waived.


18    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
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PURISIMA TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2009

NOTE 1 - ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware statutory trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objectives and policies. The accompanying financial statements include the Total Return Fund (the "Fund"), which commenced operations on October 28, 1996, one of the two portfolios comprising the Trust. Fisher Asset Management, LLC (doing business as Fisher Investments) (the "Adviser") serves as the investment adviser to the Funds.

The investment objective of the Total Return Fund is as follows: The Fund seeks a high total return.

The Fund seeks to achieve its objective by investing in a portfolio allocated between domestic and foreign common stocks, fixed-income securities, money market instruments and other equity-type securities. The Fund's investments in different types of securities may vary significantly.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. If on a particular day, an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund's net asset value is determined. Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. Securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the closing price. Securities for which quotations are not readily available are valued


                                                                              19
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     at their respective fair values as determined in good faith by the Board of
     Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value.

     The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective with the beginning of the Portfolio's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. See Note 6 - Fair Value of Financial Instruments for further disclosure.

B. FOREIGN CURRENCY TRANSLATION. The Fund's records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

     The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

     Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

C. FEDERAL INCOME AND EXCISE TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

     The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulation that exist in the markets in which it invests.


20
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     The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely then not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2006 - 2008), or expected to be taken in the Fund's 2009 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State of California. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the bases of identified costs.

E. USE OF ESTIMATES. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions. In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through October 30, 2009, the date the financial statements were available to be issued.

F. CONCENTRATION OF RISK. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

G. SECURITIES SOLD SHORT. To the extent the Fund engages in selling securities short, it is obligated to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

     The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.


                                                                              21
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H.   RECLASSIFICATION OF CAPITAL ACCOUNTS. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2009, the Total Return Fund increased accumulated undistributed net investment income by $23,557, and increased accumulated net realized loss on investments by $23,557.

I. INDEMNIFICATION OBLIGATIONS. Under the Fund's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

J. LINE OF CREDIT. The Fund has a Loan Agreement with U.S. Bank N.A. Under the terms of the Loan Agreement, the Fund's borrowings cannot exceed the lesser of $8,000,000 or 33 1/3% of the net assets of the Fund. The interest rate paid on the Loan equals the prime rate per annum, payable monthly.

     Borrowing activity under the Loan Agreement for the year ended August 31, 2009, was as follows:

 MAXIMUM                            AMOUNT              AVERAGE        AVERAGE
  AMOUNT            INTEREST     OUTSTANDING AT          AMOUNT        INTEREST
OUTSTANDING         EXPENSE      AUGUST 31, 2009       OUTSTANDING       RATE
-----------         -------      ---------------       -----------       ----
$ 748,000           $ 251              $ 0               $ 8,918        2.750%

K. ACCOUNTING FOR DERIVATIVES. In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operation and financial position. Because the Fund holds no derivative positions, the adoption of SFAS 161 had no impact on the Fund's financial statement.


22
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NOTE 3 - COMMITMENTS, OTHER RELATED PARTY TRANSACTIONS AND OTHER SERVICE
         PROVIDERS

The Fund has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the year ended August 31, 2009, the Adviser waived fees of $36,690.

U.S. Bank, N.A. serves as the Fund's Custodian. U.S. Bancorp Fund Services, LLC ("USBFS"), an affiliate of U.S. Bank, N.A., serves as the Administrator, Fund Accountant and Transfer Agent. Certain officers of the Trust, including the Trust's Treasurer, are employees of the Administrator. In its capacity as the Fund's Administrator, USBFS provides general fund management including corporate secretarial services, coordinates the preparation of materials for the Board of Trustees, assists with the annual audit of the Fund's financial statements, monitors the Fund's compliance with federal and state regulations as well as investment restrictions, coordinates the payment of Fund expenses and monitors expense accruals, prepares financial statements and non-investment related statistical data and makes required tax reporting calculations. During the year ended August 31, 2009, Purisima Total Return Fund paid USBFS $254,121 for services rendered in its capacity as the Trust's Administrator.

Quasar Distributors, LLC, an affiliate of U.S. Bank, N.A., and USBFS serves as principal underwriter of the Fund and acts as the Fund's distributor in a continuous public offering of the Fund's shares.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Total Return Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets. For the year ended August 31, 2009, the Fund


                                                                              23
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incurred $661,923 in distribution fees. Quasar Distributors, LLC, an affiliate of the Administrator, serves as distributor of the Fund pursuant to a Distribution Agreement with the Trust.

NOTE 5 - INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities and short-term investments, for the year ended August 31, 2009 were as follows:

                  FUND                   PURCHASES          SALES
                  ----                   ---------          -----
            Total Return Fund           $69,810,605      $74,876,824

NOTE 6 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three board levels listed below.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

     Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

     Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

     Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of August 31, 2009. These assets are measured on a recurring basis.


24
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

                                                    LEVEL 1 --          LEVEL 2 --         LEVEL 3 --
                                                   QUOTED PRICES        SIGNIFICANT       SIGNIFICANT
                                                 IN ACTIVE MARKETS    OTHER OBSERVABLE    UNOBSERVABLE
DESCRIPTIION                        TOTAL      FOR IDENTICAL ASSETS       INPUTS            INPUTS
-------------------------------------------------------------------------------------------------------
EQUITY
  Capital Good                   $ 42,850,134      $ 42,699,743          $    150,391        $  --
  Consumer Discretionary           39,710,904        39,543,089               167,815           --
  Consumer Staples                 23,685,640        23,685,640                    --           --
  Energy                           55,987,618        55,987,618                    --           --
  Financials                       47,925,668        47,828,561                97,107           --
  Health Care                      20,788,235        20,788,235                    --           --
  Information Technology           56,124,726        55,939,685               185,041           --
  Materials                        45,574,959        45,574,959                    --           --
  Telecommunication Services       13,686,569        13,686,569                    --           --
  Transportation                    4,856,903         4,856,903                    --           --
  Utilities                         6,404,947         6,404,947                    --           --
-------------------------------------------------------------------------------------------------------
TOTAL EQUITY                     $357,596,303      $356,995,949          $    600,354        $  --
SHORT-TERM INVESTMENTS           $  3,543,764      $  3,543,764          $         --        $  --
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN             $361,140,067      $360,539,713          $    600,354        $  --
  SECURITIES
-------------------------------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS*     $         --      $         --          $         --        $  --
-------------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

NOTE 7 - FEDERAL INCOME TAX MATTERS

The difference between the book and tax basis components of the distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. These differences are primarily attributable to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on passive foreign investment companies and return of capital distributions and income adjustments recognized for tax purposes on real estate investment trusts. Short-term gains distributions reported in the Statements of Changes of Net Assets, if any, are reported as ordinary income for federal tax purposes.

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

                                          TOTAL RETURN
                                        ----------------
Cost of investments for tax purposes    $    372,208,861
                                        ================
Gross tax unrealized appreciation       $     52,536,526
Gross tax unrealized depreciation            (63,605,320)
                                        ----------------
Net tax unrealized depreciation              (11,068,794)
                                        ----------------
Undistributed ordinary income                  3,797,914
Undistributed Long Term Capital Gains            175,283
                                        ----------------
Total distributable earnings                   3,973,197
                                        ----------------
Other accumulated loss                       (28,066,793)
                                        ----------------
Total accumulated loss                  $    (35,162,390)
                                        ================


                                                                              25
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Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At August 31, 2009, the Fund deferred, on a tax basis, $28,071,502 of Post-October losses.

The tax composition of dividends are as follows:

                          ORDINARY          LONG TERM
                           INCOME         CAPITAL GAINS
                           ------         -------------
Total Return Fund
  8/31/2009              $2,541,948        $ 6,295,704
  8/31/2008              $1,298,261        $34,522,389

The Fund designated $6,295,704 as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).


26    The accompanying notes are an integral part of these financial statements.

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REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE PURISIMA FUNDS
WOODSIDE, CALIFORNIA

We have audited the accompanying statement of assets and liabilities of the Purisima Total Return Fund, a series of The Purisima Funds (the "Trust"), including the schedule of investments as of August 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Purisima Total Return Fund as of August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                         TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 30, 2009

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PURISIMA TOTAL RETURN FUND
OTHER INFORMATION

PROXY VOTING PROCEDURES (UNAUDITED)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-841-0199.

This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q DISCLOSURE (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-841-0199. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

TAX NOTICE (UNAUDITED)

For the fiscal year ended August 31, 2009, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 100% of dividends declared from ordinary income as qualified dividend income.

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(UNAUDITED)

The percentage of dividend income distributed for the year ended August 31, 2009 designated as qualified dividends received deduction available to corporate shareholders is 85.65% for the Total Return Fund.

For the year ended August 31, 2009, the Total Return Fund earned foreign source income and paid foreign taxes, which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

                              GROSS DIVIDENDS    TAXES WITHHELD
                              ---------------    --------------
Australia                        188,272.00                --            0%
Brazil                           482,560.00         54,688.36           11%
Canada                           137,739.31         20,660.90           15%
China                             27,577.63          3,021.74           11%
Cayman Islands                       (13.00)                            --
Czech                              7,579.30          1,136.89           15%
France                           491,447.92        107,710.72           22%
Finland                          161,789.05         25,305.74           16%
Germany                          884,681.62        230,313.01           26%
Hong Kong                        413,517.44         25,668.43            6%
India                              3,412.40             21.02            1%
Indonesia                         26,895.43          4,093.95           15%
Italy                              4,050.75            607.61           15%
Israel                             3,255.57            626.92           19%
Japan                            376,167.85         31,625.32            8%
Luxembourg                         2,712.51             94.87            3%
Malaysia                           7,769.19          1,399.59           18%
Mexico                            55,982.45                --            0%
Netherlands                      264,742.89         40,015.55           15%
Netherlands Antellies            107,436.00                --            0%
Norway                             4,500.00                --            0%
Philippines                       24,175.37          3,769.78           16%
Poland                            20,651.40          3,209.64           16%
Republic of Korea                 32,376.33          5,250.98           16%
South Africa                       9,024.80             51.00            1%
Spain                            756,473.13        127,610.38           17%
Russia                            10,147.16          1,988.88           20%
Switzerland                      595,230.43         71,607.21           12%
Taiwan                            34,872.93          9,944.62           29%
Turkey                             5,198.22            138.71            3%

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PURISIMA TOTAL RETURN FUND
TRUSTEES AND OFFICER INFORMATION (UNAUDITED)

The Board of Trustees is responsible for the overall management of the Trust's business. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including all agreements with the Adviser, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its Officers, subject to the Fund's investment objective and policies and to general supervision by the Board of Trustees. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-841-0199.

The Trustees and Officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address,                       Position(s) Held
Date of Birth                           with Trust              Year Elected(1)
--------------------------------------------------------------------------------
Kenneth L. Fisher* (born 1950)       President and Trustee           1996
13100 Skyline Blvd.
Woodside, CA 94062

--------------------------------------------------------------------------------
Pierson E. Clair III (born 1948)     Trustee                         1996
13100 Skyline Blvd.
Woodside, CA 94062

--------------------------------------------------------------------------------
Scott LeFevre (born 1957)            Trustee                         2001
13100 Skyline Blvd.
Woodside, CA 94062

--------------------------------------------------------------------------------
Alfred D. McKelvy, Jr. (born 1948)   Trustee                         2003
13100 Skyline Blvd.
Woodside, CA 94062:

--------------------------------------------------------------------------------
Bryan F. Morse (born 1952)           Trustee                         1996
13100 Skyline Blvd.
Woodside, CA 94062

--------------------------------------------------------------------------------
Grover T. Wickersham (born 1949)     Trustee                         1996
13100 Skyline Blvd.
Woodside, CA 94062

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                                              Number of
                                            Portfolios in
                                            Fund Complex            Other
     Principal Occupation(s)                 Overseen by        Directorships
     During Past Five Years                    Director              Held
--------------------------------------------------------------------------------
Chief Executive Officer and majority              2                  None
shareholder of Fisher Investment, Inc.,
the sole shareholder of the Adviser,
and has served in such capacities since
the incorporation of the Adviser in 1986.
Prior thereto, he was the founder of
Fisher Investments, a sole proprietorship
which commenced operations in 1979.
--------------------------------------------------------------------------------
President and Chief Executive Officer of          2              Signature
Brown & Haley since 1998 (fine confectioners);                   Foods, Inc.
Vice President of Blummer Chocolate Company
from 1980 to 1997, where he had been
employed since 1970.
--------------------------------------------------------------------------------
Sole proprietor of LeFevre Capital                2                  None
Management, a registered investment
adviser.
--------------------------------------------------------------------------------
Executive Director of the law firm of             2                Bay BOMA;
Berding & Weil, LLP since 1990.                                 BOMA California;
                                                                 Heritage Bank
                                                               (Advisory Board).
--------------------------------------------------------------------------------
Sole proprietor of Bryan F. Morse, RIA,           2                  None
a registered investment adviser since 1990.
--------------------------------------------------------------------------------
Attorney in private practice in Palo Alto,        2                  None
California. Prior to entering private practice
in June of 1981, served as a Branch Chief
of the Los Angeles Regional Office of the U.S.
Securities and Exchange Commission.
--------------------------------------------------------------------------------

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Name, Address,                       Position(s) Held
Date of Birth                           with Trust            Year Elected(1)
--------------------------------------------------------------------------------
Tom Fishel (born 1960)                    Chief                     2005
13100 Skyline Blvd.                     Compliance
Woodside, CA 94062                        Officer

--------------------------------------------------------------------------------
Keith Shintani (born 1963)              Secretary and               2006
2020 East Financial Way                  Assistant
Glendora, CA 91741                        Treasurer

--------------------------------------------------------------------------------
Michael Ricks (born 1977)                 Treasurer                 2006
2020 East Financial Way
Glendora, CA 91741
--------------------------------------------------------------------------------

-----------
(1) Trustees and officers of the Funds serve until their resignation, removal or retirement.
*    "Interested person" of the Trust, as defined in the 1940 Act.


32
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                                                Number of
                                              Portfolios in
                                              Fund Complex         Other
     Principal Occupation(s)                   Overseen by      Directorships
     During Past Five Years                      Director           Held
--------------------------------------------------------------------------------
Vice President and Chief Compliance Officer of     N/A              None
the Adviser. Vice President of Charles Schwab
& Co., Inc. from 1995 to 2004, where he had
been employed since 1983.
--------------------------------------------------------------------------------
Vice President of U.S. Bancorp Fund                N/A              None
Services, LLC and its predecessor,
Investment Company Administration,
LLC since 1998.
--------------------------------------------------------------------------------
Vice President of U.S. Bancorp Fund                N/A              None
Services, LLC since 2001.

--------------------------------------------------------------------------------


                                                                              33
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PRIVACY NOTICE

FISHER ASSET MANAGEMENT, LLC (doing business as Fisher Investments) and THE PURISIMA FUNDS collect non-public information about you from the following sources:

     o    Information we receive about you on applications or other forms;

     o    Information you give us orally; and

     o    Information about your transactions with us or others.

We are committed to protecting your privacy and your non-public personal information. We do not sell or market your non-public personal information to unaffiliated organizations. We maintain physical, electronic and procedural safeguards to guard your non-public personal information. We hold our employees to strict standards of conduct regarding confidentiality, and employees who violate our Privacy Policy are subject to disciplinary process. We restrict access to your information to those employees who need to know that information to carry out their duties.

We do not disclose any non-public personal information about our clients or former clients without the client's authorization, except as permitted by law. We may disclose the non-public information we collect to employees and affiliates, and unaffiliated third parties as permitted by law. Third parties may include law enforcement agencies, government and regulatory authorities, and professionals such as our legal counsel and auditors, and we may disclose information for reasons such as audit purposes, prevention of fraud or money laundering, protection of confidentiality, compliance with laws, and to provide agreed upon products and services to you. Third parties may also include service providers performing financial services for us (such as brokers and custodians) and service providers performing non-financial services for us (such as third parties performing computer related or data maintenance, marketing or other services for us or to assist us in offering our products and services to you). It is our policy to require all third party service providers that will receive information to sign strict confidentiality agreements agreeing to safeguard such information and use it only for the purpose it was provided.


34
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

                     This page is intentionally left blank.

                     This page is intentionally left blank.

THE PURISIMA FUNDS

Annual Report
August 31, 2009
The Purisima All-Purpose Fund

A LETTER TO OUR SHAREHOLDERS

Welcome to the annual report for the Purisima All-Purpose Fund for the 12-month period ending August 31, 2009. The Fund seeks to provide protection against declines in the value of the U.S. and foreign equity markets. During the period, the Fund was primarily invested in US government securities.

Thank you for your continued interest and support.

Sincerely,

/s/ KENNETH L. FISHER
---------------------
Kenneth L. Fisher
Chairman and Chief Investment Officer Fisher
Investments

OPINIONS EXPRESSED ABOVE ARE THOSE OF KENNETH L. FISHER AND ARE SUBJECT TO CHANGE, ARE NOT GUARANTEED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

FUND HOLDINGS AND SECTOR ALLOCATIONS ARE SUBJECT TO CHANGE AND ARE NOT RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. THE FUND MAY USE SHORT SALES OF SECURITIES, WHICH INVOLVE THE RISK THAT LOSSES MAY EXCEED THE ORIGINAL AMOUNT INVESTED. THE FUND MAY ALSO USE OPTIONS AND FUTURES CONTRACTS, WHICH HAVE THE RISKS OF UNLIMITED LOSSES OF THE UNDERLYING HOLDINGS DUE TO UNANTICIPATED MARKET MOVEMENTS AND FAILURE TO CORRECTLY PREDICT THE DIRECTION OF SECURITIES PRICES, INTEREST RATES AND CURRENCY EXCHANGE RATES. THE FUND MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. THE FUND MAY INVEST IN DEBT SECURITIES WHICH TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS GREATER FOR LONGER-TERM DEBT SECURITIES.

THE FUND IS NON-DIVERSIFIED, MEANING IT MAY CONCENTRATE ITS ASSETS IN FEWER INDIVIDUAL HOLDINGS THAN A DIVERSIFIED FUND. THEREFORE, THE FUND IS MORE EXPOSED TO INDIVIDUAL STOCK VOLATILITY THAN A DIVERSIFIED FUND. AN INVESTMENT IN THE FUND IS NOT SUITABLE FOR ALL INVESTORS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

FISHER INVESTMENTS IS THE ADVISER TO THE PURISIMA FUNDS. THE PURISIMA FUNDS ARE DISTRIBUTED BY QUASAR DISTRIBUTORS, LLC. 09/09

PERFORMANCE SUMMARY
FOR YEAR ENDED AUGUST 31, 2009

PURISIMA ALL-PURPOSE FUND
GROWTH OF $10,000

PURISIMA ALL-PURPOSE FUND CUMULATIVE TOTAL RETURN VERSES MERRILL LYNCH U.S. TREASURY BILLS 0-3 MONTHS INDEX
$10,000 INVESTED FROM FUND INCEPTION ON 11/01/05 TO 8/31/09*

[The following table was represented as a line chart in the printed material.]

                                             MERRILL LYNCH U.S. TREASURY BILLS
                PURISIMA ALL-PURPOSE FUND             0-3 MONTHS INDEX
                -------------------------             ----------------
    11/1/2005           10,000                            10,000
   11/30/2005           10,020                            10,032
   12/31/2005           10,049                            10,064
    1/31/2006           10,100                            10,095
    2/28/2006           10,160                            10,128
    3/31/2006           10,220                            10,167
    4/30/2006           10,281                            10,205
    5/31/2006           10,351                            10,246
    6/30/2006           10,421                            10,285
    7/31/2006           10,492                            10,329
    8/31/2006           10,562                            10,374
    9/30/2006           10,623                            10,421
   10/31/2006           10,683                            10,461
   11/30/2006           10,743                            10,506
   12/31/2006           10,800                            10,553
    1/31/2007           10,865                            10,596
    2/28/2007           10,908                            10,636
    3/31/2007           10,973                            10,684
    4/30/2007           11,027                            10,731
    5/31/2007           11,103                            10,779
    6/30/2007           11,168                            10,821
    7/31/2007           11,232                            10,863
    8/31/2007           11,330                            10,923
    9/30/2007           11,352                            10,965
   10/31/2007           11,416                            10,998
   11/30/2007           11,481                            11,049
   12/31/2007           11,530                            11,081
    1/31/2008           11,657                            11,136
    2/29/2008           11,692                            11,153
    3/31/2008           11,726                            11,178
    4/30/2008           11,738                            11,190
    5/31/2008           11,749                            11,193
    6/30/2008           11,772                            11,213
    7/31/2008           11,807                            11,233
    8/31/2008           11,818                            11,250
    9/30/2008           11,841                            11,283
   10/31/2008           11,864                            11,296
   11/30/2008           11,956                            11,308
   12/31/2008           11,996                            11,308
    1/31/2009           11,948                            11,307
    2/28/2009           11,936                            11,310
    3/31/2009           11,948                            11,314
    4/30/2009           11,936                            11,317
    5/31/2009           12,175                            11,318
    6/30/2009           12,151                            11,320
    7/31/2009           12,139                            11,322
    8/31/2009           12,139                            11,325

               PURISIMA ALL-PURPOSE FUND
               ONE-YEAR
                  Average Annual Total Return(2**)         2.71%
               SINCE INCEPTION (11/01/2005)
                  Cumulative Total Return(1**)            21.39%
                  Average Annual Total Return(2**)         5.19%

               MERRILL LYNCH U.S. TREASURY BILLS 0-3 MONTHS INDEX

               ONE-YEAR
                 Average Annual Total Return(2**)          0.66%
               SINCE FUND INCEPTION (11/01/2005)
                 Cumulative Total Return(1**)             13.25%
                 Average Annual Total Return(2**)          3.30%

PLEASE NOTE PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL FLUCTUATE, AND INVESTORS MAY EXPERIENCE A GAIN OR LOSS WHEN THEY SELL THEIR SHARES. TO OBTAIN A PROSPECTUS ON THE PURISIMA FUNDS PLEASE CALL 1-800-841-0199. THE PROSPECTUS CONTAINS MORE INFORMATION, INCLUDING THE POLITICAL, ECONOMIC, CURRENCY RISKS AND POTENTIAL VOLATILITY OF FOREIGN INVESTING. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.
1. Cumulative total return measures the change in value of an investment over the periods indicated and reflects all fund fees and expenses.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and reflects all fund fees and expenses. Average annual total return and cumulative total return for the one-year period would be identical.
* The Merrill Lynch US Treasury Bills 0-3 Months Index is an unmanaged index of Treasury securities that assumes reinvestment of all income.
** The total returns shown do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. The total return reflects the rate an investment would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

SECTOR BREAKDOWN(1) (UNAUDITED)

PURISIMA ALL-PURPOSE FUND
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                            67.3%
Mutual Funds                                                         32.7%
--------------------------------------------------------------------------------
Total                                                               100.0%

(1) Percentage of Total Investments as of August 31, 2009.

IMPORTANT INFORMATION

The following disclosure provides important information regarding the Fund's Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from March 1, 2009 to August 31, 2009 for the Purisima All-Purpose Fund.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (UNAUDITED)

PURISIMA ALL-PURPOSE FUND               ACUTAL       HYPOTHETICAL PERFORMANCE
(Inception date: 11/01/2005)          PERFORMANCE    (5% RETURN BEFORE EXPENSES)
--------------------------------------------------------------------------------
Beginning Account Value (03/01/09)     $1,000.00             $1,000.00

Ending Account Value (08/31/09)        $1,017.00             $1,017.64

Expenses Paid During Period(1)             $7.63                 $7.63
--------------------------------------------------------------------------------

(1) Expenses are equal to the Fund's expense ratio for the four month period of 1.50% for the Purisima All-Purpose Fund multiplied by the average account value over the period, multiplied by 184/365 (to reflect the four month period).

PURISIMA ALL-PURPOSE FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2009

PRINCIPAL
  AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------
U.S. TREASURY NOTE - 61.1%
      10,000        3.500%, 02/15/2010                                $  10,149
      10,000        5.125%, 06/30/2011                                   10,774
      10,000        4.000%, 09/30/2009                                   10,033
                                                                      ---------
                  TOTAL U.S. TREASURY NOTES (COST $30,788)            $  30,956
                                                                      ---------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS - 29.7%
      15,069      SEI Daily Income Trust Government Fund                 15,069
                                                                      ---------
                  TOTAL MUTUAL FUNDS (COST $15,069)                   $  15,069
                                                                      ---------
TOTAL INVESTMENTS    (COST $45,857) - 90.8%                           $  46,025
Other Assets in Excess of Liabilities - 9.2%                              4,640
                                                                      ---------
TOTAL NET ASSETS - 100.0%                                             $  50,665
                                                                      =========

                           PURISIMA ALL-PURPOSE FUND

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2009

                                                                   ALL-PURPOSE
                                                                      FUND
                                                                  ------------
ASSETS
  Investments in securities, at cost                              $     45,857
                                                                  ============
  Investments in securities, at value                             $     46,025
  Receivables:
    Dividends and interest                                                 275
  Due from Adviser (Note 3)                                             13,446
  Prepaid expenses                                                      15,135
                                                                  ------------
    Total Assets                                                        74,881
                                                                  ------------
LIABILITIES
  Accrued administration fees (Note 3)                                   3,066
  Accrued transfer agent fees                                            2,553
  Accrued audit fees                                                    12,010
  Accrued fund accounting fees                                           5,098
  Accrued reports to shareholders                                          946
  Other accrued expenses                                                   543
                                                                  ------------
    Total Liabilities                                                   24,216
                                                                  ------------
NET ASSETS                                                        $     50,665
                                                                  ============
Number of shares issued and outstanding
  (unlimited shares authorized, $0.01 par value)                         4,970
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE                                                       $      10.19
                                                                  ============
COMPONENTS OF NET ASSETS
  Paid-in capital                                                 $     49,785
  Accumulated net investment income                                        712
  Net unrealized appreciation on investments                               168
                                                                  ------------
    Net assets                                                    $     50,665
                                                                  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            PURISIMA ALL-PURPOSE FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2009

                                                                   ALL-PURPOSE
                                                                      FUND
                                                                  ------------
INVESTMENT INCOME
  Income
    Interest                                                      $      1,578
                                                                  ------------
      Total income                                                       1,578
                                                                  ------------
Expenses
  Advisory fees                                                            417
  Administration fees                                                   40,058
  Transfer agent fees                                                   15,064
  Fund accounting fees                                                  30,374
  Custody fees                                                           3,182
  Reports to shareholders                                                3,435
  Registration fees                                                     22,276
  Audit fees                                                            12,070
  Legal fees                                                                 5
  Trustee fees                                                          22,057
  Miscellaneous                                                            495
                                                                  ------------
    Total expenses                                                     149,433
    Less: Expenses waived by Adviser (Note 3)                         (148,806)
                                                                  ------------
    Net expenses                                                           627
                                                                  ------------
      NET INVESTMENT INCOME                                                951
                                                                  ------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Net realized gain on investments                                           7
  Change in net unrealized appreciation on investments                     168
                                                                  ------------
    Net gain on investments                                                175
                                                                  ------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $      1,126
                                                                  ============

                                           PURISIMA ALL-PURPOSE FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   YEAR ENDED           YEAR ENDED
INCREASE IN NET ASSETS FROM:                                                    AUGUST 31, 2009      AUGUST 31, 2008
                                                                                ---------------      ---------------
OPERATIONS
  Net investment income                                                              $    951            $  1,289
  Net realized gain on investments                                                          7                   9
  Change in net unrealized appreciation (depreciation) on investments                     168                 (96)
                                                                                     --------            --------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                1,126               1,202
                                                                                     --------            --------
DISTRIBUTION TO SHAREHOLDERS
  From net investment income                                                           (1,006)             (1,717)
  From net realized gains from investments                                                (15)                 --
                                                                                     --------            --------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                (1,021)             (1,717)
                                                                                     --------            --------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net change in outstanding shares (a)         21,021               1,717
                                                                                     --------            --------
    TOTAL INCREASE IN NET ASSETS                                                       21,126               1,202
                                                                                     --------            --------
NET ASSETS
  Beginning of period                                                                  29,539              28,337
                                                                                     --------            --------
  END OF PERIOD                                                                      $ 50,665            $ 29,539
                                                                                     ========            ========
  Undistributed net investment income                                                $    712            $    767
                                                                                     ========            ========

(a) A summary of capital share transactions is as follows:

                                                                                 YEAR ENDED         YEAR ENDED
                                                                               AUGUST 31, 2009    AUGUST 31, 2008
                                                                               SHARES    VALUE    SHARES    VALUE
                                                                               ------   ------    ------    -----
Shares sold                                                                     1,992   $20,000      --    $   --
Shares issued on reinvestment of distributions                                    101     1,021     172     1,717
Shares redeemed                                                                    --        --      --        --
Net increase                                                                    2,093   $21,021     172    $1,717


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS ANNUAL REPORT.




                                                     PURISIMA ALL-PURPOSE FUND

                                            FOR THE YEAR ENDED   FOR THE YEAR ENDED   FOR THE YEAR ENDED   NOVEMBER 1, 2005^ THRU
                                              AUGUST 31, 2009      AUGUST 31, 2008      AUGUST 31, 2007       AUGUST 31, 2006
Net asset value, beginning of period              $  10.27             $  10.47             $  10.50              $  10.00
                                                  --------             --------             --------              --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                               0.19                 0.46                 0.69                  0.56
  Net realized and unrealized gain
    (loss) on investments                             0.08                (0.03)                0.04                    --
                                                  --------             --------             --------              --------
Total from investment operations                      0.27                 0.43                 0.73                  0.56
                                                  --------             --------             --------              --------
LESS DISTRIBUTIONS:
  From net investment income                         (0.35)               (0.63)               (0.76)                (0.06)
  From net realized gain                                --***                --                   --                    --
                                                  --------             --------             --------              --------
Total distributions                                  (0.35)               (0.63)               (0.76)                (0.06)
                                                  --------             --------             --------              --------
Net asset value, end of period                    $  10.19             $  10.27             $  10.47              $  10.50
                                                  ========             ========             ========              ========
Total return                                          2.71%                4.31%                7.27%                 5.62%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)           $   50.7             $   29.5             $   28.3              $   26.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived                                357.92%              500.20%              545.57%               620.25%*
  After fees waived                                   1.50%                1.50%                1.50%                 1.50%*

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS #                             2.28%                4.44%                6.66%                 6.71%*

Portfolio turnover rate                               0.00%                0.00%                0.00%                 0.00%**

----------
#     Net of fees waived.
*     Annualized.
**    Not annualized.
***   Amount represents less than $0.01 per share.
^     Commencement of operations.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            PURISIMA ALL-PURPOSE FUND

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2009

NOTE 1 - ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware statutory trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in a series. Each series represents a distinct portfolio with its own investment objectives and policies. The accompanying financial statements include the Purisima All-Purpose Fund (the "Fund"), a non-diversified fund which commenced operations on November 1, 2005. The Fund is one of the two portfolios comprising the Trust. Fisher Asset Management, LLC (doing business as Fisher Investments) (the "Adviser") serves as the investment adviser to the Fund.

The investment objective of the Purisima All-Purpose Fund is as follows:

The Fund seeks to provide protection against declines in the value of the U.S. and foreign equity markets. It invests in derivative securities, money market instruments and other securities, including U.S. and foreign common stocks, and fixed income securities. From its inception through August 31, 2009, the Fund has invested exclusively in money-market instruments.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

      A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. If on a particular day, an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund's net asset value is determined. Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. Securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the closing price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value.

                           PURISIMA ALL-PURPOSE FUND

      The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective with the beginning of the Portfolios' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. See Note 6 - Fair Value of Financial Instruments for further disclosure.

      B. FOREIGN CURRENCY TRANSLATION. The Fund's records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

      The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

      Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

      C. FEDERAL INCOME AND EXCISE TAXES. The Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income or excise tax provision is required.

      In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

      The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulation that exist in the markets in which it invests.

      The Fund recognizes the tax benefits of uncertain tax positions only where the position is

                           PURISIMA ALL-PURPOSE FUND

      "more likely then not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2006 - 2008), or expected to be taken in the Fund's 2009 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State of California. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

      D. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the bases of identified costs.

      E. USE OF ESTIMATES. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions. In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through October 30, 2009, the date the financial statements were available to be issued.

      F. CONCENTRATION OF RISK. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include, but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

      G. OPTIONS. Exchange traded options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. Certain markets are not closed at the time that a Fund prices portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. If no sales are reported, the mean between the last reported bid and asked prices will be used. Non-exchange traded options will also be valued at the mean between bid and asked prices. "Fair value" of other private options are valued after consulting with the Adviser using a mathematical model.

            Options purchased are recorded as investments; options written
            (sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option result in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to

                            PURISIMA ALL-PURPOSE FUND

            close the position is realized as a gain or loss. The Fund may purchase options which are included in the Fund's Schedules of Investments and subsequently marked to market to reflect the current value of the option. At August 31, 2009, the Fund had no options outstanding.

      H. SECURITIES SOLD SHORT. To the extent the Fund engages in selling securities short, they are obligated to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

            The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

      I . INDEMNIFICATION OBLIGATIONS. Under the Fund's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

      J . ACCOUNTING FOR DERIVATIVES. In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedge Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operation and financial position. Because the Fund holds no derivative positions, the adoption of SFAS 161 had no impact on the Fund's financial statement.

NOTE 3 - COMMITMENTS, OTHER RELATED PARTY TRANSACTIONS AND OTHER SERVICE
         PROVIDERS

The Fund has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets.

                            PURISIMA ALL-PURPOSE FUND

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the year ended August 31, 2009, the Fund paid the Adviser $417.

As of August 31, 2009, the Adviser has reimbursed the Fund $148,806 to limit its total expenses to not more than 1.50% of the average daily net assets.

At August 31, 2009 the Adviser may recapture a portion of the following amounts that have been paid and/or waived on behalf of the Fund no later than the date as stated below:

FUND                         AUGUST 31, 2010   AUGUST 31, 2011   AUGUST 31, 2012
----                         ---------------   ---------------   ---------------
Purisima All-Purpose Fund        $148,574          $144,904          $148,806

U.S. Bank, N.A. serves as the Fund's Custodian. U.S. Bancorp Fund Services, LLC ("USBFS"), an affiliate of U.S. Bank, N.A., serves as the Administrator, Fund Accountant and Transfer Agent. Certain officers of the Trust, including the Trust's Treasurer, are employees of the Administrator. In its capacity as the Fund's Administrator, USBFS provides general fund management including corporate secretarial services, coordinates the preparation of materials for the Board of Trustees, assists with the annual audit of the Fund's financial statements, monitors the Fund's compliance with federal and state regulations as well as investment restrictions, coordinates the payment of Fund expenses and monitors expense accruals, prepares financial statements and non-investment related statistical data and makes required tax reporting calculations. During the year ended August 31, 2009, Purisima All-Purpose Fund paid USBFS $40,058 for services rendered in its capacity as the Fund's Administrator.

Quasar Distributors, LLC, an affiliate of U.S. Bank, N.A., and USBFS serves as principal underwriter of the Fund and acts as the Fund's distributor, pursuant to a Distribution Agreement with the Trust, in a continuous public offering of the Fund's shares.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay expenses incurred for the purpose of distribution activities, including the engagement of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets. For the year ended August 31, 2009, the Fund did not utilize the Plan.

                            PURISIMA ALL-PURPOSE FUND

NOTE 5 - INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the year ended August 31, 2009, were as follows:

FUND                                     PURCHASES                   SALES
Purisima All-Purpose Fund                   $ 0                       $ 0

NOTE 6 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three board levels listed below.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

      Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

      Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

      Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for the Fund as of August 31, 2009. These assets are measured on a recurring basis.

                                                 Level 1 - Quoted
                                                 prices in active          Level 2 -
                                              markets for identical    Significant other  Level 3 - Significant
Description                         Total              assets          observable inputs   unobservable inputs
---------------------------------------------------------------------------------------------------------------
FIXED INCOME
  Federal Agency Obligations       $30,956            $    --               $30,956                $  --
---------------------------------------------------------------------------------------------------------------
TOTAL FIXED INCOME                 $30,956            $    --               $30,956                $  --
---------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS             $15,069            $15,069               $    --                $  --
---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES    $46,025            $15,069               $30,956                $  --
---------------------------------------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS*       $    --            $    --               $    --                $  --
---------------------------------------------------------------------------------------------------------------

                            PURISIMA ALL-PURPOSE FUND

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

NOTE 7 - FEDERAL INCOME TAX MATTERS

The difference between the book and tax basis components of the distributable earnings relates principally to the timing of recognition of income and gains for federal income tax purposes. These differences, if any, are primarily attributable to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on passive foreign investment companies and return of capital distributions and income adjustments recognized for tax purposes on real estate investment trusts. Short-term gains distributions reported in the Statements of Changes of Net Assets, if any, are reported as ordinary income for federal tax purposes.

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

                                                        All-Purpose
                                                        -----------
Cost of investments for tax purposes                      $45,857
                                                          =======
Gross tax unrealized appreciation                         $   169
Gross tax unrealized depreciation                         $    (1)
                                                          -------
Net tax unrealized appreciation                           $   168
Undistributed ordinary income                             $   712
                                                          -------
Total accumulated earnings                                $   880
                                                          =======

The tax compositions of dividends are as follows:

                                     Ordinary     Long Term
                                      Income     Capital Gains
                                      ------     -------------
Purisima All-Purpose Fund
    8/31/2009                         $1,021          --
    8/31/2008                         $1,717          --

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES THE PURISIMA
FUNDS WOODSIDE, CALIFORNIA

We have audited the accompanying statement of assets and liabilities of the Purisima All-Purpose Fund, a series of The Purisima Funds (the "Trust"), including the schedule of investments as of August 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period November 1, 2005 (commencement of operations) to August 31, 2006. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Purisima All-Purpose Fund as of August 31, 2009, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

                                                         TAIT, WELLER & BAKERLLP

PHILADELPHIA, PENNSYLVANIA
OCTOBER 30, 2009

OTHER INFORMATION

PROXY VOTING PROCEDURES (UNAUDITED)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV.

FORM N-Q DISCLOSURE (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-841-0199. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

TAX NOTICE (UNAUDITED)

Additional Information applicable to foreign shareholders only: The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the year ended August 31, 2009 is 11.86%.

                  TRUSTEES AND OFFICER INFORMATION (Unaudited)

      The Board of Trustees is responsible for the overall management of the Trust's business. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including all agreements with the Adviser, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its Officers, subject to the Fund's investment objective and policies and to general supervision by the Board of Trustees. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-841-0199.

      The Trustees and Officers of the Trust, their business addresses and principal occupations during the past five years are:

                                                                                                      NUMBER OF
                                                                                                    PORTFOLIOS IN
                                                                                                        FUND
                                                                                                       COMPLEX           OTHER
NAME, ADDRESS,                POSITION(S) HELD      YEAR                   PRINCIPAL                 OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH                    WITH TRUST      ELECTED(1)  OCCUPATION(S) DURING PAST FIVE YEARS     DIRECTOR            HELD
------------------------------------------------------------------------------------------------------------------------------------
Kenneth L. Fisher                President          1996     Chief Executive Officer and majority         2               None
(born 1950)                     and Trustee                  shareholder of Fisher Investments,
13100 Skyline Blvd.                                          Inc., the sole shareholder of the
Woodside, CA 94062                                           Adviser, and has served in such
                                                             capacities since the incorporation
                                                             of the Adviser in 1986.  Prior
                                                             thereto, he was the founder of
                                                             Fisher Investments, a sole
                                                             proprietorship which commenced
                                                             operations in 1979.

Pierson E. Clair III              Trustee           1996     President and Chief Executive                2         Signature Foods,
(born 1948)                                                  Officer of Brown & Haley since 1998                          Inc.
13100 Skyline Blvd.                                          (fine confectioners); Vice President
Woodside, CA 94062                                           of Blummer Chocolate Company from
                                                             1980 to 1997, where he had been
                                                             employed since 1970.

Scott LeFevre                     Trustee           2001     Sole proprietor of LeFevre Capital           2               None
(born 1957)                                                  Management, a registered investment
13100 Skyline Blvd.                                          adviser.
Woodside, CA 94062

Alfred D. McKelvy, Jr.            Trustee           2003     President and Chief Executive                2          East Bay BOMA;
(born 1948)                                                  Officer of Omnimetric Services, LLC.                   BOMA California;
13100 Skyline Blvd.                                          since 2009, Executive Director of                       Heritage Bank
Woodside, CA 94062:                                          the law firm of Berding & Weil, LLP                   (Advisory Board).
                                                             since 1990.

Bryan F. Morse                    Trustee           1996     Sole proprietor of Bryan F. Morse,           2               None
(born 1952)                                                  RIA, a registered investment adviser
13100 Skyline Blvd.                                          since 1990.
Woodside, CA 94062

Grover T. Wickersham              Trustee           1996     Attorney in private practice in Palo         2               None
(born 1949)                                                  Alto, California. Prior to entering
13100 Skyline Blvd.                                          private practice in June of 1981,
Woodside, CA 94062                                           served as a Branch Chief of the Los
                                                             Angeles Regional Office of the U.S.
                                                             Securities and Exchange Commission.

Tom Fishel                         Chief            2005     Vice President and Chief Compliance         N/A              None
(born 1960)                      Compliance                  Officer of the Adviser. Vice
13100 Skyline Blvd.               Officer                    President of Charles Schwab & Co.,
Woodside, CA 94062                                           Inc. from 1995 to 2004, where he had
                                                             been employed since 1983.

Keith Shintani (born           Secretary and        2006     Vice President of U.S. Bancorp Fund         N/A              None
1963)                            Assistant                   Services, LLC and its predecessor,
2020 East Financial Way          Treasurer                   Investment Company Administration,
Glendora, CA 91741                                           LLC since 1998.

----------
(1) Trustees and officers of the Funds serve until their resignation, removal or retirement.
*     "Interested person" of the Trust, as defined in the 1940 Act.

                                                                                                      NUMBER OF
                                                                                                    PORTFOLIOS IN
                                                                                                        FUND
                                                                                                       COMPLEX           OTHER
NAME, ADDRESS,                POSITION(S) HELD      YEAR                   PRINCIPAL                 OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH                    WITH TRUST      ELECTED(2)  OCCUPATION(S) DURING PAST FIVE YEARS     DIRECTOR            HELD
------------------------------------------------------------------------------------------------------------------------------------
Michael Ricks (born               Treasurer         2006     Vice President of U.S. Bancorp              N/A              None
1977)                                                        Fund Services, LLC since 2001.
2020 East Financial Way
Glendora, CA 91741

(2) Trustees and officers of the Funds serve until their resignation, removal or retirement.

                                 PRIVACY NOTICE

Fisher Asset Management, LLC (doing business as Fisher Investments) and the Purisima Funds collect non-public information about you from the following sources:

o     Information we receive about you on applications or other forms;

o     Information you give us orally; and

o     Information about your transactions with us or others.

We are committed to protecting your privacy and your non-public personal information. We do not sell or market your non-public personal information to unaffiliated organizations. We maintain physical, electronic and procedural safeguards to guard your non-public personal information. We hold our employees to strict standards of conduct regarding confidentiality, and employees who violate our Privacy Policy are subject to disciplinary process. We restrict access to your information to those employees who need to know that information to carry out their duties.

We do not disclose any non-public personal information about our clients or former clients without the client's authorization, except as permitted by law. We may disclose the non-public information we collect to employees and affiliates, and unaffiliated third parties as permitted by law. Third parties may include law enforcement agencies, government and regulatory authorities, and professionals such as our legal counsel and auditors, and we may disclose information for reasons such as audit purposes, prevention of fraud or money laundering, protection of confidentiality, compliance with laws, and to provide agreed upon products and services to you. Third parties may also include service providers performing financial services for us (such as brokers and custodians) and service providers performing non-financial services for us (such as third parties performing computer related or data maintenance, marketing or other services for us or to assist us in offering our products and services to you). It is our policy to require all third party service providers that will receive information to sign strict confidentiality agreements agreeing to safeguard such information and use it only for the purpose it was provided.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

THE REGISTRANT UNDERTAKES TO PROVIDE TO ANY PERSON WITHOUT CHARGE, UPON REQUEST, A COPY OF ITS CODE OF ETHICS BY MAIL WHEN THEY CALL THE REGISTRANT AT 1-800-851-8845.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

THE REGISTRANT'S BOARD OF TRUSTEES HAS DETERMINED THAT IT DOES NOT HAVE AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE. AT THIS TIME, THE REGISTRANT BELIEVES THAT THE EXPERIENCE PROVIDED BY EACH MEMBER OF THE AUDIT COMMITTEE TOGETHER OFFERS THE REGISTRANT ADEQUATE OVERSIGHT FOR THE REGISTRANT'S LEVEL OF FINANCIAL COMPLEXITY.]

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "Other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

     --------------------------------------------------------------------
                                    FYE 08/31/2009         FYE 08/31/2008
     --------------------------------------------------------------------
     Audit Fees                         38,000                 36,000
     Audit-Related Fees                     --                     --
     Tax Fees                            6,000                  6,000
     All Other Fees                         --                     --
     --------------------------------------------------------------------

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by TAIT, WELLER AND BAKER LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

     --------------------------------------------------------------------
                                    FYE 08/31/2009         FYE 08/31/2008
     --------------------------------------------------------------------
     Audit-Related Fees                    0%                     0%
     Tax Fees                              0%                     0%
     All Other Fees                        0%                     0%
     --------------------------------------------------------------------

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

     --------------------------------------------------------------------
     Non-Audit Related Fees            FYE 08/31/2009      FYE 08/31/2008
     --------------------------------------------------------------------
     Registrant                               --                 --
     Registrant's Investment Adviser          --                 --
     --------------------------------------------------------------------

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. INVESTMENTS.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)   Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. 1) Incorporated by reference to the Registrant's Form N-CSR filed November 10, 2003.

      (2) A SEPARATE CERTIFICATION FOR EACH PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICER PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

      (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(b) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      The Purisima Funds

      By    /S/ KENNETH L. FISHER
            -------------------------------------
            Kenneth L. Fisher, President

      Date  11/6/09

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By    /S/ KENNETH L. FISHER
            -------------------------------------
            Kenneth L. Fisher, President

      Date  11/6/09

      By    /S/ MICHAEL RICKS
            -------------------------------------
            Michael Ricks, Treasurer

      Date  11/6/09